Document and Entity Information	Jun. 15, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001527599
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 15, 2023
Entity Registrant Name	SYNLOGIC, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37566
Entity Tax Identification Number	26-1824804
Entity Address, Address Line One	301 Binney St.
Entity Address, Address Line Two	Suite 402
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	401-9975
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SYBX
Entity Emerging Growth Company	false